First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.917.1909

ANNUAL REPORT - 12/31/2006

FOR CONTRACT HOLDERS OF: ALLMERICA IRA

March 16, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account I 1940 Act Registration Number: 811-6666 1933 Act Registration Numbers: 33-47858 CIK: 00000887463 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	March 2, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Marilyn Smith

Marilyn Smith

Vice President

First Allmerica Financial Life Insurance Company

440 Lincoln Street * Worcester, MA 01653